Goodwill And Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
Changes in the carrying amount of our goodwill for the year ended December 31, 2014 were as follows (in thousands):

	U.S. Branded Pharmaceuticals	U.S. Generic Pharmaceuticals	International Pharmaceuticals	Total Consolidated
Balance as of December 31, 2013:
Goodwill	$290,793	$275,201	$—	$565,994
Accumulated impairment losses	—	—	—	—
	$290,793	$275,201	$—	$565,994
Goodwill acquired during the period	841,139	796,436	738,862	2,376,437
Effect of currency translation	—	—	(42,844)	(42,844)
Balance as of December 31, 2014:
Goodwill	1,131,932	1,071,637	696,018	2,899,587
Accumulated impairment losses	—	—	—	—
	$1,131,932	$1,071,637	$696,018	$2,899,587

Schedule of other intangible assets
The following is a summary of other intangibles held by the Company at December 31, 2014 and December 31, 2013 (in thousands):

Cost basis:	Balance as of December 31, 2013	Acquisitions (1)	Impairments (2)	Other (3)	Effect of Currency Translation	Balance as of December 31, 2014
Indefinite-lived intangibles:
In-process research and development	$67,400	$173,700	$(5,900)	$(45,000)	$(5,602)	$184,598
Total indefinite-lived intangibles	$67,400	$173,700	$(5,900)	$(45,000)	$(5,602)	$184,598
Definite-lived intangibles:
Licenses (weighted average life of 9 years)	$587,127	$—	$—	$77,240	$—	$664,367
Tradenames (weighted average life of 15 years)	20,000	1,500	—	—	(185)	21,315
Developed technology (weighted average life of 13 years)	838,901	1,470,172	(23,500)	5,812	(48,169)	2,243,216
Total definite-lived intangibles (weighted average life of 12 years)	$1,446,028	$1,471,672	$(23,500)	$83,052	$(48,354)	$2,928,898
Total other intangibles	$1,513,428	$1,645,372	$(29,400)	$38,052	$(53,956)	$3,113,496

Accumulated amortization:	Balance as of December 31, 2013	Amortization	Impairments (2)	Other (3)	Effect of Currency Translation	Balance as of December 31, 2014
Indefinite-lived intangibles:
In-process research and development	$—	$—	$—	$—	$—	$—
Total indefinite-lived intangibles	$—	$—	$—	$—	$—	$—
Definite-lived intangibles:
Licenses	$(357,439)	$(68,974)	$—	$—	$—	$(426,413)
Tradenames	(4,088)	(1,378)	—	—	4	(5,462)
Developed technology	(204,435)	(148,360)	3,190	—	1,177	(348,428)
Total definite-lived intangibles	$(565,962)	$(218,712)	$3,190	$—	$1,181	$(780,303)
Total other intangibles	$(565,962)	$(218,712)	$3,190	$—	$1,181	$(780,303)
Net other intangibles	$947,466					$2,333,193
__________

(1)	Includes intangible assets acquired in connection with the acquisitions of Boca, Paladin, Sumavel® DosePro®, Somar, DAVA and Natesto™. See Note 5. Acquisitions for further information.

(2)
We assessed the value of certain other in-process research and development assets and determined that approximately $5.9 million was impaired. The $23.5 million impairment relates to the write-off of a definite-lived license intangible asset related to Opana® ER. See further information below under the caption “Impairments.”

(3)
On March 6, 2014, we announced that the FDA approved Aveed® for the treatment of hypogonadism in adult men. Upon approval, the Company reclassified the intangible asset, with a balance of $35.0 million, from IPR&D to Licenses. At this time, the Company also capitalized an additional milestone payment of $5.0 million related to the approval of Aveed®. See Note 11. License and Collaboration Agreements for further information. Pursuant to the Company’s Voltaren® Gel Agreement with Novartis, we renewed the agreement for an additional one-year period during 2014, and as a result, we capitalized an intangible asset valued at $37.5 million. See Note 11. License and Collaboration Agreements for further information. During the third quarter of 2014, certain IPR&D assets totaling $10.0 million were put into service. During the third quarter of 2014, the Company divested its Canadian rights to Oralair, an intangible asset acquired during the Paladin acquisition, for total proceeds of approximately $4.2 million.

Amortization expense for the years ended December 31, 2014, 2013 and 2012 totaled $218.7 million, $124.1 million and $147.5 million, respectively. Estimated amortization of intangibles for the five years subsequent to December 31, 2014 is as follows (in thousands):

2015	$253,391
2016	$203,218
2017	$194,225
2018	$193,959
2019	$178,670

Schedule of changes in gross carrying amount of other intangible assets
Changes in the gross carrying amount of our other intangibles for the year ended December 31, 2014 were as follows (in thousands):

Gross Carrying Amount
December 31, 2013	$1,513,428
Aveed® approval milestone	5,000
Paladin acquisition	674,248
Boca acquisition	140,900
Sumavel acquisition	90,024
Somar acquisition	169,300
DAVA acquisition	514,900
Natesto™ acquisition	56,000
Intangible assets sold	(4,448)
Voltaren® Gel license extension	37,500
Opana® ER license write-off	(23,500)
Other in-process research and development asset impairment	(5,900)
Effect of currency translation	(53,956)
December 31, 2014	$3,113,496